Income Tax (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 420	$ 270
Charge/(benefit) for deferred taxation	135	182
Total income and mining tax expense	555	452
Income from continuing operations before income tax and equity income in associates	1,450	1,619
Income Tax Uncertainties [Abstract]
Balance at beginning of period	78	52	52
Additions for tax positions identified in prior years	13		38
Reductions for tax positions identified in prior years	0		(3)
Translation	(2)		(9)
Balance at end of period	89		78
Recognized as a reduction of deferred tax assets	37		29
Recognized in other non-current liabilities	52		49
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the nine months ended September 30, 2012		2
Interest accrued as at September 30, 2012		$ 13